Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts Receivable, Net, Current [Abstract]
Receivables for technical service fees from borrowers and financial partners		¥ 68,214	¥ 56,020
Receivables for marketplace service fees from asset management companies		1,057	1,234
Receivables for marketplace service fees from insurance companies and others		9,760	4,243
Total accounts receivable		79,031	61,497
Allowance for doubtful accounts		(4,780)	(13,845)	¥ (5,428)	¥ (490)
Accounts receivable, net	$ 10,665	¥ 74,251	¥ 47,652